Related party transactions and balances (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Due to related party	$ 30,407	$ 32,310
Due from related parties	12,750	0
PlanET China [Member]
Due to related party	30,407	32,310
Andreas Spiegler, CEO [Member] | Principal Accounting Officer & Principal Financial Officer [Member]
Due from related parties	$ 12,750	$ 0